Concentrations of Credit Risks (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentrations of Credit Risks (Details) [Line Items]
Cash balances	$ 734,335		$ 734,335
Federal deposit insurance corporation	$ 250,000		$ 250,000	$ 250,000
Aggregate revenue, percentage	45.00%	75.00%	65.00%
Accounts receivable, percentage	78.00%	74.00%	76.00%
Aggregate purchase, percentage	21.00%
Credit Concentration Risk [Member]
Concentrations of Credit Risks (Details) [Line Items]
Cash balances			$ 0	$ 0